Business Dispositions	12 Months Ended
Dec. 31, 2010
BUSINESS DISPOSITIONS [Abstract]
6. BUSINESS DISPOSITIONS

6.	BUSINESS DISPOSITIONS

2009 – In December 2009, the company sold ASD for $1.65 billion in cash to an investor group led by General Atlantic, LLC, and affiliates of Kohlberg Kravis Roberts & Co. L.P., and recognized a gain of $15 million, net of taxes. ASD was a business unit comprised of the assets and liabilities of TASC, Inc., its wholly owned subsidiary TASC Services Corporation, and certain contracts carved out from other Northrop Grumman businesses also in Information Systems that provide systems engineering technical assistance (SETA) and other analysis and advisory services. Sales for this business in the years ended December 31, 2009, and 2008, were approximately $1.5 billion, and $1.6 billion, respectively. The assets, liabilities and operating results of this business unit are reported as discontinued operations in the consolidated statements of operations for all periods presented.

2008 – In April 2008, the company sold its Electro-Optical Systems (EOS) business for $175 million in cash to L-3 Communications Corporation and recognized a gain of $19 million, net of taxes. EOS, formerly a part of the Electronic Systems segment, produces night vision and applied optics products. Sales for this business through April 2008 were approximately $53 million. The assets, liabilities and operating results of this business are reported as discontinued operations in the consolidated statements of operations for all periods presented.

Spin-off of Shipbuilding business – As previously discussed in Note 1, the company completed the spin-off to its shareholders of HII effective March 31, 2011. HII was formed to operate the business that was previously the company’s Shipbuilding segment prior to the spin-off. The company made a pro rata distribution to its shareholders of one share of HII common stock for every six shares of the company’s common stock held on the record date of March 30, 2011, or 48.8 million shares of HII common stock. There was no gain or loss recognized by the company as a result of the spin-off transaction. In connection with the spin-off, HII issued $1,200 million in senior notes and entered into a credit facility with third-party lenders that includes a $650 million revolver and a $575 million term loan. HII used a portion of the proceeds of the debt and credit facility to fund a $1,429 million cash contribution to the company.

Prior to the completion of the spin-off, the company and HII entered into a Separation and Distribution Agreement dated March 29, 2011 and several other agreements that will govern the post-separation relationship. These agreements generally provide that each party will be responsible for its respective assets, liabilities and obligations following the spin-off, including employee benefits, intellectual property, information technology, insurance and tax-related assets and liabilities. The agreements also describe the company’s future commitments to provide HII with certain transition services for up to one year and the costs incurred for such services that will be reimbursed by HII.

In connection with the spin-off, the company incurred $28 million and $4 million of non-deductible transaction costs for the years ended December 31, 2010 and 2009, respectively, which have been included in discontinued operations.

Discontinued Operations – Earnings (loss) for the businesses classified within discontinued operations (primarily the Shipbuilding business and ASD discussed above) were as follows:

	Year Ended December 31
$ in millions	2010	2009	2008
Sales and service revenues	$6,711	$7,740	$7,761

Earnings (loss) from discontinued operations	229	345	(2,216)
Income tax expense	(95)	(111)	(90)

Earnings (loss), net of tax	$134	$234	$(2,306)
Gain on divestitures	10	446	66
Income tax benefit (expense)	5	(428)	(40)

Gain from discontinued operations, net of tax	$15	$18	$26

Earnings (loss) from discontinued operations, net of tax	$149	$252	$(2,280)

The loss in 2008 included a Shipbuilding non-cash goodwill impairment charge of $2,490 million due to adverse equity market conditions that caused a decrease in market multiples and our stock price. Tax rates on discontinued operations vary from the company’s effective tax rate generally due to the non-deductibility of goodwill for tax purposes and the effects, if any, of capital loss carryforwards.

The major classes of assets and liabilities included in discontinued operations for the Shipbuilding business are presented in the following table:

	December 31,	December 31,
$ in millions	2010	2009
Assets
Current assets	$1,315	$1,162
Property, plant, and equipment, net	1,997	1,977
Goodwill	1,141	1,141
Other assets	759	755

Total assets of discontinued operations	$5,212	$5,035

Liabilities
Trade accounts payable	$274	$312
Other current liabilities	955	868

Current liabilities	1,229	1,180
Long-term liabilities	1,563	1,642

Total liabilities of discontinued operations	$2,792	$2,822